SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Strategic Income Fund

June 30, 2025 (Unaudited)
Principal Amount		Value
Corporate Bonds — 55.0%
Australia — 0.1%
$99,000	Santos Finance Ltd., 3.65%, 4/29/31(a)	$92,144

Bermuda — 0.9%
407,000	Aspen Insurance Holdings Ltd., 5.75%, 7/1/30	413,768
300,000	DaVinciRe Holdings Ltd., 5.95%, 4/15/35(b)	298,446
		712,214
Brazil — 1.2%
264,000	Nexa Resources SA, 6.60%, 4/8/37(b)	265,564
380,000	Raizen Fuels Finance SA, 6.70%, 2/25/37(b)	372,450
325,000	Sitios Latinoamerica SAB de CV, 6.00%, 11/25/29(b)	331,413
		969,427
Canada — 2.0%
276,000	AltaGas Ltd., 7.20%, 10/15/54(b),(c)	275,721
400,000	Capital Power US Holdings, Inc., 6.19%, 6/1/35(b)	412,709
460,000	CI Financial Corp., 7.50%, 5/30/29(b)	485,586
195,000	South Bow USA Infrastructure Holdings LLC, 5.58%, 10/1/34(b)	192,861
260,000	South Bow USA Infrastructure Holdings LLC, 6.18%, 10/1/54(b)	247,127
		1,614,004
Chile — 0.6%
480,000	Corp. Nacional del Cobre de Chile, 6.44%, 1/26/36(b)	501,719

France — 1.8%
500,000	BPCE SA, 6.29%, 1/14/36(b),(c)	524,918
386,000	Societe Generale SA, 1.49%, 12/14/26(b),(c)	380,378
280,000	Societe Generale SA, Series REGs, 5.38%, (a),(c),(d)	255,328
250,000	Societe Generale SA, 8.13%, (b),(c),(d)	254,234
		1,414,858
Germany — 1.8%
270,000	Bayer US Finance LLC, 6.38%, 11/21/30(b)	287,675
200,000(e)	Commerzbank AG, EMTN, 7.88%, (a),(c),(d)	261,711
387,000	Deutsche Bank AG, 5.30%, 5/9/31(c)	393,064
200,000(e)	Deutsche Bank AG, 6.75%, (a),(c),(d)	242,889
200,000	Deutsche Bank AG, 8.13%, (a),(c),(d)	206,382
		1,391,721
Ireland — 0.2%
191,000	Avolon Holdings Funding Ltd., 3.25%, 2/15/27(b)	186,202

Italy — 1.2%
400,000	Intesa Sanpaolo SpA, 5.71%, 1/15/26(b)	400,639

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Strategic Income Fund  (cont.)

June 30, 2025 (Unaudited)
Principal Amount		Value
217,000(e)	Intesa Sanpaolo SpA, 7.00%, (a),(c),(d)	$273,877
$225,000	Snam SpA, 6.50%, 5/28/55(b)	233,394
		907,910
Japan — 3.5%
385,000	Nissan Motor Co. Ltd., 4.81%, 9/17/30(b)	351,211
240,000	Nomura Holdings, Inc., 7.00%, (c),(d)	242,975
2,202,000	Sumitomo Mitsui Financial Group, Inc., 5.80%, 7/8/46(c)	2,202,000
		2,796,186
Norway — 0.4%
308,000	Var Energi ASA, 6.50%, 5/22/35(b)	319,268

Spain — 0.3%
200,000	Banco Santander SA, (SOFR RATE + 1.380%), 5.78%, 3/14/28(f)	201,234

United Kingdom — 2.9%
460,000	Barclays Plc, 5.79%, 2/25/36(c)	470,175
470,000	Fidelis Insurance Holdings Ltd., 7.75%, 6/15/55(c)	484,800
230,000	Harbour Energy Plc, 6.33%, 4/1/35(b)	229,019
570,000	Macquarie Airfinance Holdings Ltd., 5.20%, 3/27/28(b)	576,353
249,000	Phoenix Group Holdings Plc, 8.50%, (a),(c),(d)	259,846
270,000	Vodafone Group Plc, 5.75%, 6/28/54	258,930
		2,279,123
United States — 38.1%
204,000	Aircastle Ltd., 2.85%, 1/26/28(b)	194,244
260,000	Ally Financial, Inc., Series B, 4.70%, (c),(d)	250,671
506,000	Ally Financial, Inc., Series C, 4.70%, (c),(d)	454,354
165,000	American National Group, Inc., 5.75%, 10/1/29	169,010
390,000	American National Group, Inc., 6.00%, 7/15/35	391,697
230,000	APA Corp., 6.10%, 2/15/35(b)	225,078
313,000	APA Corp., 6.75%, 2/15/55(b)	296,231
226,000	Athene Holding Ltd., 6.63%, 5/19/55	232,305
530,000	Atlas Warehouse Lending Co. LP, 6.05%, 1/15/28(b)	536,851
193,000	Bank of America Corp., 5.74%, 2/12/36(c)	196,057
416,000	Belrose Funding Trust II, 6.79%, 5/15/55(b)	424,834
320,000	BGC Group, Inc., 6.15%, 4/2/30(b)	324,575
370,000	BGC Group, Inc., 6.60%, 6/10/29	383,419
199,000	BGC Group, Inc., 8.00%, 5/25/28	212,842
218,000	Biogen, Inc., 5.75%, 5/15/35	224,115
260,000	Broadcom, Inc., 4.93%, 5/15/37(b)	252,186
500,000	BW Real Estate, Inc., 9.50%, (b),(c),(d)	510,974
148,000	Capital One Financial Corp., 7.96%, 11/2/34(c)	172,023
480,000	CBRE Services, Inc., 5.50%, 6/15/35	483,331
230,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.85%, 4/1/61	147,327

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Strategic Income Fund  (cont.)

June 30, 2025 (Unaudited)
Principal Amount		Value
$331,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.80%, 3/1/50	$265,089
453,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.38%, 4/1/38	426,846
240,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.75%, 4/1/48	218,386
220,000	Citadel LP, 6.00%, 1/23/30(b)	227,437
460,000(e)	Citigroup, Inc., 4.11%, 4/29/36(c)	553,742
542,000	Citigroup, Inc., 5.33%, 3/27/36(c)	546,188
249,000	Citizens Financial Group, Inc., Series F, 5.65%, (c),(d)	248,859
570,000	Citizens Financial Group, Inc., 5.72%, 7/23/32(c)	590,239
170,000	CNO Financial Group, Inc., 6.45%, 6/15/34	178,469
399,000	Continental Resources, Inc., 2.27%, 11/15/26(b)	385,855
810,000	Continental Resources, Inc., 4.38%, 1/15/28	798,679
361,000	Dentsply Sirona, Inc., 8.38%, 9/12/55(c)	362,909
630,000	Edison International, Series A, 5.38%, (c),(d)	592,502
332,000	Energy Transfer LP, (Term SOFR 3M + 3.279%), 7.56%, 11/1/66(f)	330,192
280,000	Enterprise Products Operating LLC, Series D, (Term SOFR 3M + 3.248%), 7.57%, 8/16/77(g)	279,804
222,000	Essent Group Ltd., 6.25%, 7/1/29	229,913
405,000	F&G Annuities & Life, Inc., 6.25%, 10/4/34	402,288
346,000	F&G Annuities & Life, Inc., 7.40%, 1/13/28	362,922
270,000	Fifth Third Bancorp, 4.34%, 4/25/33(c)	257,902
219,000	Fifth Third Bancorp, 5.63%, 1/29/32(c)	227,908
227,000	Fifth Third Bancorp, Series H, (Term SOFR 3M + 3.295%), 7.59%, (d),(g)	228,797
230,000	First American Financial Corp., 5.45%, 9/30/34	225,990
460,000	First Citizens BancShares, Inc., 6.25%, 3/12/40(c)	459,078
400,000	FMC Corp., 8.45%, 11/1/55(c)	410,314
380,000	Ford Motor Credit Co. LLC, (SOFR RATE + 2.030%), 6.44%, 3/20/28(f)	374,728
300,000	Fortitude Group Holdings LLC, 6.25%, 4/1/30(b)	308,806
400,000	Foundry JV Holdco LLC, 5.88%, 1/25/34(b)	406,315
354,000	Foundry JV Holdco LLC, 6.20%, 1/25/37(b)	367,849
530,000	Foundry JV Holdco LLC, 6.30%, 1/25/39(b)	554,589
200,000	Foundry JV Holdco LLC, 6.40%, 1/25/38(b)	210,473
805,000	General Motors Financial Co., Inc., 5.05%, 4/4/28	811,169
410,000	General Motors Financial Co., Inc., Series A, 5.75%, (c),(d)	404,401
325,000	General Motors Financial Co., Inc., 6.15%, 7/15/35	331,950
140,000	Global Atlantic Fin Co., 6.75%, 3/15/54(b)	143,514
190,000	GLP Capital LP / GLP Financing II, Inc., REIT, 5.63%, 9/15/34	189,486
381,000	Goldman Sachs Group, Inc. (The), 5.54%, 1/28/36(c)	390,752
559,000	HA Sustainable Infrastructure Capital, Inc., 6.75%, 7/15/35	569,210
248,000	HCA, Inc., 6.20%, 3/1/55	249,644
281,000	Hess Midstream Operations LP, 5.88%, 3/1/28(b)	285,170
175,000	Huntington Bancshares, Inc., 6.14%, 11/18/39(c)	178,602
270,000	Hyundai Capital America, 5.40%, 6/23/32(b)	273,346

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Strategic Income Fund  (cont.)

June 30, 2025 (Unaudited)
Principal Amount		Value
$283,000	Intel Corp., 3.20%, 8/12/61	$160,534
207,000	Intel Corp., 5.60%, 2/21/54	189,663
210,000	Intel Corp., 5.70%, 2/10/53	195,249
240,000	JH North America Holdings, Inc., 6.13%, 7/31/32(b)	243,993
360,000	KeyCorp, 6.40%, 3/6/35(c)	384,017
247,000	Liberty Utilities Co., 5.87%, 1/31/34(b)	251,907
433,000	LPL Holdings, Inc., 5.75%, 6/15/35	437,866
236,000	M&T Bank Corp., MTN, 5.39%, 1/16/36(c)	234,889
310,000	Mars, Inc., 5.00%, 3/1/32(b)	314,146
240,000	Nissan Motor Acceptance Co. LLC, (SOFR Index + 2.050%), 6.45%, 9/13/27(b),(f)	236,420
300,000	Northwest Natural Holding Co., 7.00%, 9/15/55(c)	303,316
207,000	Occidental Petroleum Corp., 6.45%, 9/15/36	211,935
518,000	Pacific Gas and Electric Co., 6.75%, 1/15/53	521,987
336,000	Paramount Global, 6.38%, 3/30/62(c)	329,205
230,000	Patterson-UTI Energy, Inc., 3.95%, 2/1/28	222,739
460,000	PG&E Corp., 7.38%, 3/15/55(c)	436,298
205,000	Pilgrim’s Pride Corp., 3.50%, 3/1/32	184,643
714,000	Plains All American Pipeline LP, Series B, (Term SOFR 3M + 4.372%), 8.70%, (d),(g)	714,841
197,000(e)	Realty Income Corp., REIT, 3.88%, 6/20/35	229,517
394,000	Regions Financial Corp., 5.50%, 9/6/35(c)	394,823
213,000	Rentokil Terminix Funding LLC, 5.63%, 4/28/35(b)	216,086
170,000	Royalty Pharma Plc, 5.90%, 9/2/54	165,270
250,000	Truist Financial Corp., MTN, 5.71%, 1/24/35(c)	259,046
300,000	U.S. Cellular Corp., 6.70%, 12/15/33	315,597
180,000	Utah Acquisition Sub, Inc., 5.25%, 6/15/46	145,674
282,000	Venture Global Plaquemines LNG LLC, 6.50%, 1/15/34(b)	282,000
282,000	Venture Global Plaquemines LNG LLC, 6.75%, 1/15/36(b)	282,000
550,000	Warnermedia Holdings, Inc., 5.05%, 3/15/42	369,595
150,000	Wells Fargo & Co., 5.61%, 4/23/36(c)	154,833
110,000	Whistler Pipeline LLC, 5.70%, 9/30/31(b)	112,227
225,000	Whistler Pipeline LLC, 5.95%, 9/30/34(b)	228,024
213,000(e)	WP Carey, Inc., REIT, 3.70%, 11/19/34	242,976
250,000	Zions Bancorp NA, 6.82%, 11/19/35(c)	259,850
		30,173,602
Total Corporate Bonds		43,559,612
(Cost $42,795,784)
Collateralized Mortgage Obligations — 13.5%
United States — 13.5%
162,087	BRAVO Residential Funding Trust, Series 2023-NQM5, Class A3, 7.01%, 6/25/63(b)	163,291
287,000	Connecticut Avenue Securities Trust, Series 2024-R05, Class 2M2, (SOFR30A + 1.700%), 6.01%, 7/25/44(b),(f)	287,987
125,000	Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (SOFR30A + 1.800%), 6.11%, 1/25/44(b),(f)	126,250

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Strategic Income Fund  (cont.)

June 30, 2025 (Unaudited)
Principal Amount		Value
$275,000	Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M2, (SOFR30A + 1.800%), 6.11%, 2/25/44(b),(f)	$277,320
210,000	Connecticut Avenue Securities Trust, Series 2023-R08, Class 1M2, (SOFR30A + 2.500%), 6.81%, 10/25/43(b),(f)	215,886
88,000	Connecticut Avenue Securities Trust, Series 2022-R04, Class 1M2, (SOFR30A + 3.100%), 7.41%, 3/25/42(b),(f)	90,718
419,388	Cross Mortgage Trust, Series 2024-H2, Class A2, 6.42%, 4/25/69(b)	421,671
358,416	Cross Mortgage Trust, Series 2023-H2, Class A1A, 7.14%, 11/25/68(b)	363,575
21,710	CSMC Trust, Series 2020-SPT1, Class A2, 3.23%, 4/25/65(b)	21,710
165,000	Freddie Mac STACR REMIC Trust, Series 2024-DNA3, Class M2, (SOFR30A + 1.450%), 5.76%, 10/25/44(b),(f)	165,228
100,000	Freddie Mac STACR REMIC Trust, Series 2024-DNA2, Class M2, (SOFR30A + 1.700%), 6.01%, 5/25/44(b),(f)	100,454
210,529	Freddie Mac STACR REMIC Trust, Series 2023-HQA1, Class M1A, (SOFR30A + 2.000%), 6.31%, 5/25/43(b),(f)	212,766
75,241	Freddie Mac STACR REMIC Trust, Series 2023-DNA1, Class M1A, (SOFR30A + 2.100%), 6.41%, 3/25/43(b),(f)	76,513
559,183	GCAT Trust, Series 2023-NQM2, Class A3, 6.60%, 11/25/67(b)	559,070
770,000	HOMES Trust, Series 2025-AFC2, Class A1A, 5.47%, 6/25/60(b)	770,502
250,000	HONO Mortgage Trust, Series 2021-LULU, Class A, (Term SOFR 1M + 1.264%), 5.58%, 10/15/36(b),(f)	248,130
563,856	JP Morgan Mortgage Trust, Series 2025-VIS1, Class A1, 5.49%, 8/25/55(b),(h)	566,499
155,967	MFA Trust, Series 2020-NQM3, Class A3, 1.63%, 1/26/65(b),(h)	146,569
430,000	OBX Trust, Series 2025-NQM11, Class A1, 5.42%, 5/25/65(b)	430,852
430,562	OBX Trust, Series 2025-NQM3, Class A1, 5.65%, 12/1/64(b)	432,597
330,151	OBX Trust, Series 2023-NQM3, Class A1, 5.95%, 2/25/63(b)	330,232
284,389	OBX Trust, Series 2023-NQM10, Class A2, 6.92%, 10/25/63(b)	287,323
285,279	OBX Trust, Series 2023-NQM6, Class A3, 6.98%, 7/25/63(b)	286,699
820,000	SWCH Commercial Mortgage Trust, Series 2025-DATA, Class C, (Term SOFR 1M + 2.092%), 6.40%, 2/15/42(b),(f)	810,434
820,000	SWCH Commercial Mortgage Trust, Series 2025-DATA, Class D, (Term SOFR 1M + 2.641%), 6.95%, 2/15/42(b),(f)	810,464
400,000	Verus Securitization Trust, Series 2019-INV3, Class M1, 3.28%, 11/25/59(b),(h)	382,135
400,000	Verus Securitization Trust, Series 2020-4, Class M1, 3.29%, 5/25/65(b),(h)	373,590
444,245	Verus Securitization Trust, Series 2024-8, Class A2, 5.62%, 10/25/69(b)	444,164
273,770	Verus Securitization Trust, Series 2023-4, Class A1, 5.81%, 5/25/68(b)	273,705
265,406	Verus Securitization Trust, Series 2023-5, Class A2, 6.76%, 6/25/68(b)	266,405

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Strategic Income Fund  (cont.)

June 30, 2025 (Unaudited)
Principal Amount		Value
$373,345	Verus Securitization Trust, Series 2024-3, Class A3, 6.85%, 4/25/69(b)	$377,016
332,141	Verus Securitization Trust, Series 2023-INV2, Class A3, 7.08%, 8/25/68(b)	334,274
		10,654,029
Total Collateralized Mortgage Obligations		10,654,029
(Cost $10,719,146)
Asset Backed Securities — 13.2%
Cayman Islands — 1.9%
500,000	Crown Point CLO IV Ltd., Series 2018-4A, Class D, (Term SOFR 3M + 3.012%), 7.28%, 4/20/31(b),(f)	497,750
500,000	Northwoods Capital XVII Ltd., Series 2018-17A, Class D, (Term SOFR 3M + 3.112%), 7.38%, 4/22/31(b),(f)	498,300
500,000	Shackleton-R CLO Ltd., Series 2015-7RA, Class DRR, (Term SOFR 3M + 3.000%), 7.26%, 7/15/31(b),(f)	498,150
		1,494,200
United States — 11.3%
144,386	ACHV ABS Trust, Series 2024-3AL, Class B, 5.45%, 12/26/31(b)	144,923
238,674	ACHV ABS Trust, Series 2024-3AL, Class C, 5.68%, 12/26/31(b)	240,141
212,946	ACHV ABS TRUST, Series 2024-1PL, Class B, 6.34%, 4/25/31(b)	214,923
176,845	ACM Auto Trust, Series 2024-2A, Class A, 6.06%, 2/20/29(b)	177,108
311,837	ACM Auto Trust, Series 2023-2A, Class B, 9.85%, 6/20/30(b)	316,808
175,000	Affirm Asset Securitization Trust, Series 2024-X2, Class C, 5.62%, 12/17/29(b)	175,504
560,000	Centersquare Issuer LLC, Series 2024-1A, Class B, 5.60%, 10/26/54(b)	544,904
175,000	Dell Equipment Finance Trust, Series 2024-2, Class D, 5.29%, 2/24/31(b)	175,885
225,000	Dell Equipment Finance Trust, Series 2024-1, Class D, 6.12%, 9/23/30(b)	228,336
500,000	Dell Equipment Finance Trust, Series 2023-2, Class D, 6.74%, 7/23/29(b)	504,650
300,000	HPEFS Equipment Trust, Series 2024-1A, Class D, 5.82%, 11/20/31(b)	302,272
520,000	Lendbuzz Securitization Trust, Series 2025-2A, Class A2, 5.18%, 5/15/30(b)	521,400
105,914	MVW LLC, Series 2021-2A, Class B, 1.83%, 5/20/39(b)	98,604
499,943	Pagaya AI Debt Grantor Trust, Series 2024-11, Class B, 5.64%, 7/15/32(b)	501,193
372,665	Pagaya AI Debt Grantor Trust, Series 2024-8, Class D, 6.53%, 1/15/32(b)	374,176
450,000	SBNA Auto Receivables Trust, Series 2025-SF1, Class B, 5.12%, 3/17/31(b)	450,062
485,000	Summit Issuer LLC, Series 2020-1A, Class A2, 2.29%, 12/20/50(b)	477,695
330,000	Switch ABS Issuer LLC, Series 2024-2A, Class B, 6.20%, 6/25/54(b)	333,640

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Strategic Income Fund  (cont.)

June 30, 2025 (Unaudited)
Principal Amount		Value
$500,000	Tricolor Auto Securitization Trust, Series 2024-3A, Class D, 6.34%, 4/16/29(b)	$507,979
600,000	Tricolor Auto Securitization Trust, Series 2024-1A, Class D, 8.61%, 4/17/28(b)	616,449
800,000	Uniti Fiber Abs Issuer LLC, Series 2025-1A, Class B, 6.37%, 4/20/55(b)	816,143
383,110	Upstart Securitization Trust, Series 2024-1, Class A, 5.33%, 11/20/34(b)	383,811
450,000	Upstart Securitization Trust, Series 2023-2, Class B, 7.92%, 6/20/33(b)	454,868
400,000	Zayo Issuer LLC, Series 2025-1A, Class B, 6.09%, 3/20/55(b)	404,943
		8,966,417
Total Asset Backed Securities		10,460,617
(Cost $10,408,180)
Bank Loans — 6.5%
Cayman Islands — 0.7%
497,500	AS Mileage Plan IP Ltd., (Term SOFR 3M + 2.00%), 6.27%, 10/15/31(f)	499,117

Ireland — 0.3%
250,000	Setanta Aircraft Leasing DAC, (Term SOFR 3M + 1.75%), 6.05%, 11/6/28(f)	251,160

Netherlands — 0.7%
556,800	Flutter Financing BV, 6.35%, 6/4/32(f)	556,104

United States — 4.8%
680,083	Avolon TLB Borrower 1 US LLC, (Term SOFR 1M + 1.75%), 6.07%, 6/24/30(f)	680,375
551,600	Charter Communications Operating LLC, (Term SOFR 3M + 2.00%), 6.30%, 12/9/30(f)	551,159
563,456	Citadel Securities LP, (Term SOFR 1M + 2.00%), 6.33%, 10/31/31(f)	565,501
217,403	Entegris, Inc, (Term SOFR 3M + 1.75%), 6.05%, 7/6/29(f)	218,429
111,200	Herc Holdings, Inc., (Term SOFR 1M + 2.00%), 6.32%, 6/2/32(f)	111,525
583,538	Hilcorp Energy I LP, (Term SOFR 1M + 2.00%), 6.33%, 2/11/30(f)	583,537
600,000	Hilton Domestic Operating Co, Inc., (Term SOFR 1M + 1.75%), 6.07%, 11/8/30(f)	601,782
498,750	Terex Corp., (Term SOFR 1M + 2.00%), 6.33%, 10/8/31(f)	501,194
		3,813,502
Total Bank Loans		5,119,883
(Cost $5,096,216)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Strategic Income Fund  (cont.)

June 30, 2025 (Unaudited)
Principal Amount		Value
Foreign Government Bonds — 6.1%
Australia — 1.2%
1,187,000(i)	Australia Government Bond, Series 162, 1.75%, 6/21/51(a)	$425,734
752,000(i)	Australia Government Bond, Series 169, 4.75%, 6/21/54(a)	488,528
		914,262
Ecuador — 0.7%
$530,000	Amazon Conservation DAC, 6.03%, 1/16/42(b)	529,218

Japan — 3.3%
403,300,000(j)	Japan Government Forty Year Bond, Series 13, 0.50%, 3/20/60	1,335,116
12,250,000(j)	Japan Government Thirty Year Bond, Series 82, 1.80%, 3/20/54	68,001
97,100,000(j)	Japan Government Thirty Year Bond, Series 84, 2.10%, 9/20/54	578,986
106,800,000(j)	Japan Government Thirty Year Bond, Series 85, 2.30%, 12/20/54	666,001
		2,648,104
United Kingdom — 0.9%
600,000(k)	United Kingdom Gilt, 4.38%, 7/31/54(a)	713,741

Total Foreign Government Bonds		4,805,325
(Cost $4,827,979)
U.S. Treasury Obligations — 0.6%
United States — 0.6%
520,000	U.S. Treasury Notes, 4.25%, 11/15/34	521,787

Total U.S. Treasury Obligations		521,787
(Cost $519,401)

Contracts
Put Swaptions Purchased — 0.1%
40,500,000	USD Swaption, Series 44, Strike Price USD 57.50, Expires 9/17/25	71,483
Total Put Swaptions Purchased		71,483
(Cost $71,483)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Strategic Income Fund  (cont.)

June 30, 2025 (Unaudited)
Shares		Value
Investment Company — 5.5%
4,308,926	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1 (l)	$4,308,926
Total Investment Company		4,308,926
(Cost $4,308,926)
Total Investments		$79,501,662
(Cost $78,747,115) — 100.5%
Liabilities in excess of other assets — (0.5)%		(372,495)
NET ASSETS — 100.0%		$79,129,167

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(d)	Perpetual security with no stated maturity date.
(e)	Principal amount denoted in Euros.
(f)	Floating rate note. Rate shown is as of report date.
(g)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on June 30, 2025.
(h)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(i)	Principal amount denoted in Australian dollar.
(j)	Principal amount denoted in Japanese Yen.
(k)	Principal amount denoted in British Pounds.
(l)	Affiliated investment.

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Strategic Income Fund  (cont.)

June 30, 2025 (Unaudited)
Foreign currency exchange contracts as of June 30, 2025:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Value/Unrealized Appreciation (Depreciation)
AUD	2,554,249	USD	1,610,955	Citibank N.A.	7/9/25	$70,431
AUD	806,685	USD	518,144	Citibank N.A.	7/9/25	12,872
CAD	2,304,594	USD	1,665,177	Citibank N.A.	7/9/25	28,035
EUR	519,862	CHF	481,134	Citibank N.A.	7/9/25	5,647
EUR	342,421	GBP	289,667	Citibank N.A.	7/9/25	5,982
EUR	1,106,750	GBP	930,333	Citibank N.A.	7/9/25	27,445
EUR	2,220,041	JPY	361,428,136	Citibank N.A.	7/9/25	104,234
EUR	510,000	NOK	6,057,263	Citibank N.A.	7/9/25	146
EUR	5,945	NOK	69,315	Citibank N.A.	7/9/25	130
EUR	1,425,998	USD	1,579,251	Citibank N.A.	7/9/25	101,566
EUR	630,425	USD	707,489	Citibank N.A.	7/9/25	35,590
EUR	929,203	USD	1,089,714	Citibank N.A.	7/9/25	5,533
EUR	714,002	USD	788,811	Citibank N.A.	7/9/25	52,779
EUR	945,450	USD	1,108,977	Citibank N.A.	7/9/25	5,420
GBP	500,000	USD	680,126	Citibank N.A.	7/9/25	6,228
GBP	1,051,598	USD	1,435,216	Citibank N.A.	7/9/25	8,321
JPY	401,310,566	USD	2,778,677	Citibank N.A.	7/9/25	11,089
JPY	370,438,235	USD	2,568,516	Citibank N.A.	7/9/25	6,636
MXN	2,735,892	USD	131,031	Citibank N.A.	7/9/25	14,626
MXN	1,951,756	USD	98,709	Citibank N.A.	7/9/25	5,201
NOK	3,153,460	EUR	263,215	Citibank N.A.	7/9/25	2,629
NOK	2,973,118	EUR	250,000	Citibank N.A.	7/9/25	313
USD	67,351	JPY	9,500,000	Citibank N.A.	7/9/25	1,310
USD	541,141	JPY	77,000,000	Citibank N.A.	7/9/25	5,865
USD	681,885	JPY	98,000,000	Citibank N.A.	7/9/25	624
USD	715,846	JPY	102,338,351	Citibank N.A.	7/9/25	4,427
USD	951,327	JPY	134,822,400	Citibank N.A.	7/9/25	14,091
USD	1,019,158	GBP	741,659	Citibank N.A.	10/16/25	453
						$537,623

CHF	487,315	EUR	530,904	Citibank N.A.	7/9/25	$(10,863)
CHF	480,000	EUR	520,511	Citibank N.A.	7/9/25	(7,844)
EUR	520,000	CHF	486,181	Citibank N.A.	7/9/25	(558)
EUR	67,320	JPY	11,416,131	Citibank N.A.	7/9/25	(11)
GBP	1,220,000	EUR	1,451,783	Citibank N.A.	7/9/25	(36,506)
JPY	372,844,267	EUR	2,314,651	Citibank N.A.	7/9/25	(136,389)
JPY	3,956,629	USD	27,641	Citibank N.A.	7/9/25	(136)
JPY	54,654,785	USD	380,000	Citibank N.A.	7/9/25	(60)
NOK	140,420	EUR	11,829	Citibank N.A.	10/16/25	(92)
NOK	12,523,465	EUR	1,054,254	Citibank N.A.	10/16/25	(7,351)
NOK	3,488,603	EUR	293,918	Citibank N.A.	10/16/25	(2,331)
USD	292,291	AUD	485,534	Citibank N.A.	7/9/25	(27,321)
USD	209,601	AUD	349,829	Citibank N.A.	7/9/25	(20,681)
USD	1,630,000	AUD	2,665,053	Citibank N.A.	7/9/25	(124,325)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Strategic Income Fund  (cont.)

June 30, 2025 (Unaudited)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	830,678	AUD	1,305,431	Citibank N.A.	7/9/25	$(28,648)
USD	1,617,525	CAD	2,304,594	Citibank N.A.	7/9/25	(75,687)
USD	2,304,112	EUR	2,041,153	Citibank N.A.	7/9/25	(101,784)
USD	747,459	EUR	670,000	Citibank N.A.	7/9/25	(42,266)
USD	487,649	EUR	446,770	Citibank N.A.	7/9/25	(38,957)
USD	1,558,611	EUR	1,427,882	Citibank N.A.	7/9/25	(124,427)
USD	66,005	EUR	59,272	Citibank N.A.	7/9/25	(3,858)
USD	1,419,225	GBP	1,100,000	Citibank N.A.	7/9/25	(90,753)
USD	401,201	GBP	309,938	Citibank N.A.	7/9/25	(24,254)
USD	183,313	GBP	141,659	Citibank N.A.	7/9/25	(11,144)
USD	728,818	JPY	107,931,636	Citibank N.A.	7/9/25	(21,484)
USD	2,070,000	JPY	300,767,828	Citibank N.A.	7/9/25	(20,829)
USD	196,404	MXN	4,065,269	Citibank N.A.	7/9/25	(20,028)
USD	31,467	MXN	622,379	Citibank N.A.	7/9/25	(1,668)
USD	1,096,815	EUR	929,203	Citibank N.A.	10/16/25	(5,453)
USD	1,116,202	EUR	945,450	Citibank N.A.	10/16/25	(5,338)
USD	2,809,260	JPY	401,310,566	Citibank N.A.	10/16/25	(11,084)
						$(1,002,130)

Total						$(464,507)
Swaptions Written as of June 30, 2025:
Description	Counterparty	Fixed Rate	Expiration Date	Notional Amount(000)		Market Value
Put - USD Swaption, Series 44, Credit Default Swap	Morgan Stanley & Co. LLC	1.00%	09/17/25	(40,500)	USD	$(34,425)
Total premiums paid$(34,425)						$(34,425)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Strategic Income Fund  (cont.)

June 30, 2025 (Unaudited)
Financial futures contracts as of June 30, 2025:
Long Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation (Depreciation)	Notional Value		Clearinghouse
10 Year U.S. Treasury Note	10	September 2025	$10,922	USD	$1,121,250	Morgan Stanley & Co. LLC
2 Year U.S. Treasury Note	68	September 2025	37,984	USD	14,145,594	Morgan Stanley & Co. LLC
30 Year U.S. Treasury Bond	12	September 2025	(891)	USD	1,385,625	Morgan Stanley & Co. LLC
5 Year Euro-Bobl	2	September 2025	(705)	EUR	277,242	Morgan Stanley & Co. LLC
Cboe VIX	25	July 2025	(26,745)	USD	467,813	Morgan Stanley & Co. LLC
Euro-Schatz	6	September 2025	(1,144)	EUR	758,011	Morgan Stanley & Co. LLC
Total			$19,421

Short Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation (Depreciation)	Notional Value		Clearinghouse
10 Year Euro-Bund	10	September 2025	$8,729	EUR	$1,533,102	Morgan Stanley & Co. LLC
10 Year Japan Bond	7	September 2025	(31,144)	JPY	6,757,682	Morgan Stanley & Co. LLC
10 Year U.S. Ultra Treasury Bond	31	September 2025	(22,009)	USD	3,542,235	Morgan Stanley & Co. LLC
30 Year U.S. Ultra Treasury Bond	46	September 2025	(46,916)	USD	5,479,750	Morgan Stanley & Co. LLC
5 Year U.S. Treasury Note	77	September 2025	(85,879)	USD	8,393,000	Morgan Stanley & Co. LLC
Euro-OAT	2	September 2025	870	EUR	291,755	Morgan Stanley & Co. LLC
Total			$(176,349)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Strategic Income Fund  (cont.)

June 30, 2025 (Unaudited)
Interest rate swaps as of June 30, 2025:
Fixed Rate	Float Rate	Pay Receive	Pay Freq	Counter- party	Exp. Date	Notional Amount (000)	Premium Paid/ (Received)	Unreal App (Dep)	Value
4.45%	GBP- BNPLDN	Pay	Yearly	Morgan Stanley & Co. LLC	3/24/55	GBP 490	$0	$599	$599
1.88%	JPY- JPMLDN	Pay	Yearly	Morgan Stanley & Co. LLC	4/11/55	JPY 10,482	$0	$4,779	$4,779
1.87%	JPY- JPMLDN	Pay	Yearly	Morgan Stanley & Co. LLC	4/11/55	JPY 10,482	$0	$4,947	$4,947
3.74%	USD- BCA PLDN	Receive	Yearly	Morgan Stanley & Co. LLC	5/27/27	USD 10,000	$0	$35,660	$35,660
3.77%	USD- BCA PLDN	Receive	Yearly	Morgan Stanley & Co. LLC	5/22/27	USD 9,955	$0	$39,142	$39,142
3.74%	USD- BCA PLDN	Receive	Yearly	Morgan Stanley & Co. LLC	5/22/27	USD 9,895	$0	$34,115	$34,115
							$0	$119,242	$119,242

0.83%	JPY- BNPLDN	Pay	Yearly	Morgan Stanley & Co. LLC	3/14/27	JPY 1,588,000	$845	$(36,453)	$(35,608)
0.71%	JPY- BNPLDN	Pay	Yearly	Morgan Stanley & Co. LLC	5/16/27	JPY 1,351,977	$0	$(1,363)	$(1,363)
1.21%	JPY- JPMLDN	Pay	Yearly	Morgan Stanley & Co. LLC	5/29/35	JPY 267,000	$0	$(2,680)	$(2,680)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Strategic Income Fund  (cont.)

June 30, 2025 (Unaudited)
Fixed Rate	Float Rate	Pay Receive	Pay Freq	Counter- party	Exp. Date	Notional Amount (000)	Premium Paid/ (Received)	Unreal App (Dep)	Value
4.12%	USD- BNPLDN	Pay	Yearly	Morgan Stanley & Co. LLC	2/13/35	USD 9,000	$0	$(314,399)	$(314,399)
4.16%	USD- BNPLDN	Pay	Yearly	Morgan Stanley & Co. LLC	2/13/45	USD 4,300	$0	$(109,075)	$(109,075)
							$845	$(463,970)	$(463,125)

Total							$845	$(344,728)	$(343,883)
Credit default swaps buy protection as of June 30, 2025:
Fixed Rate	Issuer	Payment Frequency	Counter- party	Expiration Date	Notional Amount (000)		Premium Paid/ (Received)	Unrealized Depreciation	Value
1.00%	Markit CDX IG Index Series 44	Quarterly	Morgan Stanley & Co. LLC	6/20/30	USD	31,210	$(589,264)	$(111,499)	$(700,763)
1.00%	Markit CDX IG Index Series 44	Quarterly	Morgan Stanley & Co. LLC	6/20/30	USD	9,290	(175,191)	(33,399)	(208,590)
Total							$(764,455)	$(144,898)	$(909,353)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Strategic Income Fund  (cont.)

June 30, 2025 (Unaudited)
Abbreviations used are defined below:
AUD - Australian Dollar
Bobl - German Bundesobligationen
CAD - Canadian Dollar
CHF - Swiss Franc
EMTN - Euro Medium Term Note
EUR - Euro
GBP - United Kingdom Pound Sterling
JPY - Japanese Yen
MTN - Medium Term Note
MXN - Mexican Peso
NOK - Norwegian Krone
OAT - Obligations Assimilables du Trésor
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
SOFR30A - Secured Overnight Financing Rate 30 Day Average
USD - United States Dollar